Changes in Non-Cash Working Capital Items (Tables)	12 Months Ended
Dec. 31, 2013
Changes in non-cash working capital items [Abstract]
Cash Flow, Operating Capital [Table Text Block]
		December 31
	2013	2012

Accounts receivable	$9,704	$(8,683)
Prepaid expenses	3,876	(7,278)
Accounts payable	(8,886)	(24,964)
Accrued charges	5,049	(18,595)
Income taxes recoverable and payable	459	(11,635)
Deferred revenues	(1,822)	1,357
Effect of foreign currency translation adjustments and other non-cash changes	3,150	1,141
	$11,530	$(68,657)